SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF RECONCILIATION OF CONTRACT LIABILITIES WITH CUSTOMERS

A reconciliation of contract liabilities with customers for the three months ended March 31, 2024 and 2023, are presented below:

Three months ended March 31,2024:

	Balance at December 31, 2023 (000’s)	Consideration Received (000’s)	Recognized in Revenue (000’s)	Balance at March 31, 2024 (000’s)
Service revenue	$-	$14	$(14)	$-

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

Three months ended March 31,2023:

	Balance at December 31, 2022 (000’s)	Consideration Received (000’s)	Recognized in Revenue (000’s)	Balance at March 31, 2023 (000’s)
Service revenue	$5	$-	$(5)	$-

A reconciliation of contract liabilities with customers for the year ended December 31, 2023 and 2022, are presented below:

Year ended December 31, 2023:

	Balance at December 31, 2022 (000’s)	Consideration Received (000’s)	Recognized in Revenue (000’s)	Balance at December 31, 2023 (000’s)
Service revenue	$5	$13	$(18)	$-

Year ended December 31, 2022:

	Balance at December 31, 2021 (000’s)	Consideration Received (000’s)	Recognized in Revenue (000’s)	Balance at December 31, 2022 (000’s)
Product revenue	$-	$254	$(254)	$-
Service revenue	37	-	(32)	5
Total	$37	$254	$(286)	$5

SCHEDULE OF OTHER ASSETS	Other assets are comprised of the following:
	March 31, 2024 (000’s)	December 31, 2023 (000’s)
Security deposits	43	43
Trademarks	1	1
Total other assets	$44	$44
Other assets are comprised of the following:
	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Security deposits	43	43
Trademarks	1	1
Total other assets	$44	$44

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share are as follows:

	March 31, 2024	March 31, 2023
Series C convertible preferred stock	376,170	51,499
Options to purchase common stock	543,479	461,616
Warrants to purchase common stock	2,878,734	886,779
Restricted stock units to acquire common stock	605,000	43,084
Totals	4,403,383	1,442,978

Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share are as follows:

	December 31, 2023	December 31, 2022
Series C convertible preferred stock	65,711	65,562
Options to purchase common stock	603,229	455,548
Warrants to purchase common stock	2,748,371	421,711
Restricted stock units to acquire common stock	163,250	23,958
Totals	3,580,561	966,779

SCHEDULE OF DEFERRED REVENUE

The table below summarizes our deferred revenue as of December 31, 2023 and 2022:

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Deferred revenue-current	$-	$5
Deferred revenue-noncurrent	-	-
Total deferred revenue	$-	$5

SCHEDULE OF INVENTORY

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Finished goods	$1,976	$1,477
Less: Inventory reserve	(1,976)	-
Finished goods, net	-	1,477
Finished goods-short term	-	336
Finished goods-long term	$-	$1,141